SEC  Registration  Nos.
2-76527  and  811-3418

SECURITIES  AND  EXCHANGE  COMMISSION
Washington,  D.C.  20549

FORM  N-1A

REGISTRATION  STATEMENT  UNDER  THE
SECURITIES  ACT  OF  1933

Post-Effective  Amendment  No.  26     XX

and/or

REGISTRATION  STATEMENT  UNDER  THE
INVESTMENT  COMPANY  ACT  OF  1940

Amendment  No.  26                             XX


Calvert  Cash  Reserves
(Exact  Name  of  Registrant  as  Specified  in  Charter)

4550  Montgomery  Avenue
Suite  1000N
Bethesda,  Maryland  20814
(Address  of  Principal  Executive  Offices)

Registrant's  Telephone  Number:  (301)  951-4800

William  M.  Tartikoff,  Esq.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  Maryland  20814
(Name  and  Address  of  Agent  for  Service)


It  is  proposed  that  this  filing  will  become  effective

__  Immediately  upon  filing            XX  on  January  31,  2001
pursuant  to  paragraph  (b)             pursuant  to  paragraph  (b)

__  60  days  after  filing               __  on  (date)
pursuant  to  paragraph  (a)             pursuant  to  paragraph  (a)

of  Rule  485.

Prospectus


January  31,  2001
Calvert  Cash  Reserves
Table  of  Contents


     About  the  Fund
          Investment  Goal                            2
          Investment  Strategies  and  Risks          2
          Performance  Chart                          3
          Fees  and  Expenses                         3
     About  the  Advisor
          Management                                  3

     Shareholder  Guide
          How  to  Buy  Shares                        4
          Other  Calvert  Features                    4
          Dividends,  Capital  Gains  and  Taxes      5
          How  to  Sell  Shares                       6
          Financial  Highlights                       6
These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Calvert  Cash  Reserves  Fund
                                        Advisor:     Calvert  Asset  Management
Company,  Inc.

Fundamental  Goal  -  Investment  Objective
CALVERT CASH RESERVES Institutional Prime Fund (the "Fund") is a money market fund which seeks to obtain the highest level of current income, consistent with safety, preservation of capital and liquidity that is available through investments in specified money market instruments. The Fund seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Fund is designed for institutional investors who are looking for a high quality money market portfolio.

Principal  investment  strategies
The  Fund's  assets  are  invested  primarily  in  Top-Tier Securities, such as:

- high-quality short-term investments, including US Government and agency or instrumentality securities;
- high-quality, US dollar denominated international money market investments;
-     certificates  of  deposit  of  major  banks;
-     commercial  paper;
- eligible high-grade short-term corporate obligations, including participation interests in loans extended to issuers of such obligations;
-     repurchase  agreements;
-     reverse  repurchase  agreements;
-     bankers  acceptances;
-     floating  rate  notes;
-     variable-rate  demand  notes;  and
-     taxable  municipal  securities.

The Fund invests in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


Risks  of  Investing
The yield of the Fund will vary daily, depending on market interest rates, and tends to follow the same direction as the rates.

Dividends paid by the Fund will fluctuate as interest rates and net investment income fluctuate.
Investments in obligations not guaranteed by the full faith and credit of the U.S. Government are subject to the ability of the issuer to make payment at maturity.

Purchasing obligations for future delivery or on a "when-issued" basis may increase the Fund's overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The transactions are fully secured at all times.

The sudden credit deterioration of a holding could cause the yield or overall value of the Fund to decrease. The Fund limits the amount it invests in any one issuer to lessen exposure.

An investment in the Fund is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Bar  Chart  and  Performance  Table
The following bar chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year
to  year. Prior to          July 1, 1996 the Fund was not an institutional fund;
therefore, the expenses were higher. The table compares the Fund's returns over time to the Lipper Institutional Money Market Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year  Total  Return


[INSERT  BAR  CHART  HERE]

Best  Quarter  (of  periods  shown)      Q4  '00     1.64%
Worst  Quarter  (of  periods  shown)     Q1  '99     1.22%

Average  Annual  Total  Returns  (for  the  periods  ended  12/31/00)
                          1  year     3  year     5  year*     10  year
CCR  Institutional
Prime                       6.48%       5.79%         N/A           N/A
Lipper  Institutional
Money  Market  Index        6.41%       5.65%         N/A           N/A

* Prior to 7/1/96 the Fund was not an institutional fund; therefore, the expenses were higher.
Since inception as an institutional fund (7/31/96) 5.76%; Lipper Institutional Money Market Index 5.58%. The month end date of 7/31/96 is used for comparison purposes only, actual Fund inception is 7/1/96.

For current yield information, call 1-800-317-2274, or visit Calvert's website at: www.calvert.com/institutional.

Fees  and  Expenses  of  the  Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.



A.  Shareholder  Fees  (fees  paid  directly  from  your  investment)

Maximum  Sales  Load  on  Purchases          None
Maximum  Deferred  Sales  Load               None
Maximum  Sales  Load  on
  Reinvested  Dividends                      None
Redemption  Fees                             None
Exchange  Fee                                None
B. Annual Fund Operating Expenses - Fiscal Year ended September 30, 2000 (expenses that are deducted from Fund assets)

Management  Fees1                            .30%
Rule  12b-1  and/or  Service  Fees           None
Other  Expenses                              .05%
Total  Fund  Operating  Expenses            .35%*

1Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.
*The Total Fund Operating Expenses, net of reimbursement or fee waiver, were .25% for fiscal year 2000.

C.  Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

- You invest $1,000,000 (the minimum required investment) in the Fund for the time periods indicated;
-     You  redeem  all  shares  at  the  end  of  the  periods;
-     Your  investment  has  a  5%  return  each  year;  and
-     The  Fund's  operating  expenses  remain  the  same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

     1  Year     3  Years     5  Years     10  Years

      $3,581      $11,251      $19,651       $44,317

Management  and  Advisory  Fees
Calvert Asset Management Company, Inc. ("Calvert") is the Fund's investment advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. Calvert is located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 2000, it had over $6.5 billion in assets under management.

Calvert provides the Fund with investment supervision and management; office space; and furnishes executive and other personnel to the Fund. Calvert also pays the salaries and fees of all Trustees who are affiliated persons. Calvert may pay certain advertising and promotional expenses of the Fund. The advisory fee paid to Calvert by the Fund for the fiscal year ended September 30, 2000, was .25% of the Fund's average daily net assets. Calvert may voluntarily waive a portion of its advisory fee.


HOW  TO  BUY  SHARES
Complete and sign an application for each new account. For more information, please contact the Calvert Institutional Marketing Group at 800-317-2274.

The minimum initial investment and minimum balance required is $1,000,000. There is no minimum for subsequent investments. Investments may be made by wire or by exchange from another Calvert account:

ABA#011000028
FBO:  Calvert  Cash  Reserves  Fund  707
Wire  Account  #9903-765-7
Insert  your  name  and  account  number  here
State  Street  Bank  &  Trust  Company
Boston,  Massachusetts

Important  -  How  Shares  are  Priced
The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of the Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The Fund is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.
The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but purchases cannot be received because the banks are closed.

When  Your  Account  Will  Be  Credited
Your purchase will be processed at the NAV calculated after your order is received. A telephone order placed to Calvert Institutional Marketing Group by 3:00 p.m. Eastern time will receive the dividend on Fund shares declared that day if federal funds are received by the custodian by 5 p.m. Eastern time. Telephone orders placed after 3:00 p.m. will begin earning dividends on Fund shares the next business day. If no telephone order is placed, investments begin earning dividends the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone.

All of your purchases must be made by wire. No cash or checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.

OTHER  CALVERT  FEATURES

CALVERT  INFORMATION  NETWORK
For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

ACCOUNT  SERVICES
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

TELEPHONE  TRANSACTIONS
You may redeem by exchange of shares or by wire if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. We make it easy for you to purchase shares in other Calvert funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.


Before  you  make  an  exchange,  please  note  the  following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares  may  only  be  exchanged for shares of the same class of another Calvert
Fund.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND
SHAREHOLDER  REPORTS
You may request to receive electronic delivery of prospectuses and annual and semi annual reports.

COMBINED  GENERAL  MAILINGS  (Householding)
Multiple accounts with the same tax identification number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

SPECIAL  SERVICES  AND  CHARGES
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs, and the broker/dealer or financial institution may impose charges for their services.
DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
The Fund accrues dividends daily from its net investment income, and pays the dividends monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired.

Dividend  Payment  Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more wired to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Federal  Taxes
In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

Other  Tax  Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer  Identification  Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange.
If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW  TO  SELL  SHARES

You may redeem all or a portion of your shares on any day the Fund is open for business, provided the amount requested is not on hold. Your shares will be redeemed at the next NAV calculated after your redemption request is received. You will receive dividends through the date the request is received and processed. A telephone order for a redemption must be received by the Calvert
Institutional Marketing Group by 3:00 p.m. Eastern time in order for the proceeds to be sent to you on the same business day. If making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post office and banks are closed. Follow these suggestions to ensure timely processing of your redemption request:

By  Telephone
You may redeem shares from your account by telephone and have your money electronically transferred or wired to a bank you have previously authorized. To better enable Calvert to keep the Fund fully invested, we request that you notify the Institutional Marketing Group at least 24 hours in advance for any redemption over $10 million per day. A charge of $5 may be imposed on wire transfers of less than $50,000.

Written  Requests
Calvert  Group,  P.O.  Box  219544,
Kansas  City,  MO  64121-9544
Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Corporations  and  Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

FINANCIAL  HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the past five (5) fiscal years. The Fund's fiscal year end is September 30. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for 2000 has been audited by Arthur Andersen LLP whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for prior years has been audited by PricewaterhouseCoopers LLP.

Financial  Highlights
                                     Years  Ended
                                               September  30,     September  30,
                                                   2000               1999
Net  asset  value,  beginning                           $1.00              $1.00
Income  from  investment  operations
     Net  investment  income                             .060               .051
Distributions  from
     Net  investment  income                            (.060)            (.051)
Net  asset  value,  ending                              $1.00              $1.00

Total  return                                            6.22%             5.18%
Ratios  to  average  net  assets:
     Net  investment  income                             6.01%             5.05%
     Total  expenses                                      .35%              .36%
     Expenses  before  offsets                            .27%              .22%
     Net  expenses                                        .25%              .21%
Net  assets,  ending  (in  thousands)                $435,067           $594,824


                                                       Years  Ended
                            September  30,     September  30,     September  30,
                                1998               1997               1996
Net  asset  value,  beginning        $1.00              $1.00              $1.00
Income  from  investment  operations
     Net  investment  income          .056               .055               .040
Distributions  from
     Net  investment  income         (.056)             (.055)            (.040)
Net  asset  value,  ending           $1.00              $1.00              $1.00

Total  return                         5.74%              5.55%             3.99%
Ratios  to  average  net  assets:
     Net  investment  income          5.59%              5.55%             4.80%
     Total  expenses                   .35%               .38%             1.20%
     Expenses  before  offsets         .14%               .07%              .73%
     Net  expenses                     .13%               .06%              .69%
Net assets, ending (in thousands) $436,685           $375,351           $131,218

To  Open  an  Account:
800-317-2274

Performance  and  Prices:
www.calvert.com/institutional
Calvert  Information  Network
24  hours,  7  days  a  week
800-368-2745

Service  for  Existing  Accounts:
Shareholders  800-317-2274
Brokers  800-368-2746

TDD  for  Hearing-Impaired:
800-541-1524

Branch  Office:
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814

Registered,  Certified  or
Overnight  Mail:
Calvert  Group
c/o  Institutional  Marketing  Group
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814

Calvert  Web-Site
Address:  www.calvert.com

PRINCIPAL  UNDERWRITER
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814




For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting your financial professional, or the Fund at:

Calvert  Group
4550  Montgomery  Ave
Suite  1000N
Bethesda,  MD  20814

Telephone:  1-800-317-2274

Calvert  Web-Site
www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.



Investment  Company  Act  File  No.:  811-3418

                              Calvert  Cash  Reserves
                            Institutional  Prime  Fund
                4550  Montgomery  Avenue,  Bethesda,  Maryland  20814

                       Statement  of  Additional  Information
                                January  31,  2001

New  Account     (800)  368-2748     Shareholder
Information:     (301)  951-4820     Services:     (800)  368-2745
Broker           (800)  368-2746     TDD  for  the  Hearing-
Services:        (301)  951-4850     Impaired:     (800)  541-1524

     This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated January 31, 2001. The Fund's audited financial statements included in its most recent Annual and Semi-Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address, calling the Fund or by visiting our website at www.calvert.com.


                                TABLE  OF  CONTENTS

     Investment  Policies  and  Risks                               2
     Investment  Restrictions                                       3
     Purchase  and  Redemption  of  Shares                          4
     Dividends  and  Taxes                                          4
     Valuation  of  Shares                                          5
     Calculation  of  Yield                                         5
     Advertising                                                    6
     Trustees  and  Officers                                        6
     Investment  Advisor                                           10
     Administrative  Services  Agent                               11
     Transfer  and  Shareholder  Servicing  Agents                     11
     Personal  Securities  Transactions                            11
     Independent  Accountants  and  Custodians                     11
     Method  of  Distribution                                      11
     Portfolio  Transactions                                       11
     General  Information                                          12
     Control  Persons  and  Principal  Holders  of  Securities     13
     Appendix                                                      14

                          INVESTMENT  POLICIES  AND  Risks
                          -----------------------------

     Calvert Cash Reserves is an open-end management investment company. Calvert Cash Reserves Institutional Prime Fund (the "Fund") is a diversified money market fund which seeks to obtain the highest level of current income, consistent with safety, and the preservation of capital and liquidity, that is available through investment in specified money market instruments. The following discussion supplements the discussion in the Prospectus.

Repurchase  Agreements
     The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk.
     In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by CAMCO. Repurchase agreements are always for periods of less than one year and are subject to limitations on illiquid securities.
     In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

Reverse  Repurchase  Agreements
     The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells its securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement, plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
     During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
     The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which CAMCO believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees. In addition, the Fund bears the risk that the market value of the securities sold by the Fund may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

International  Money  Market  Instruments
     The Fund may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks ("bank obligations"). Such bank obligations may be subject to risks not associated with domestically insured bank obligations. For example, foreign and domestic bank reserve requirements may differ.
     The Fund may also invest in commercial paper, short-term corporate obligations, and obligations issued or guaranteed by foreign governments, their agencies and instrumentalities, or by international agencies and instrumentalities, so long as such instruments are U.S. dollar-denominated and meet the same credit, liquidity, and concentration requirements as domestic obligations.
     The bank obligations and other money market instruments of foreign issuers described above are subject to certain additional risks. Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be adversely affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest. In addition, evidences of ownership of Fund securities may be held outside of the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas.

Obligations  with  Puts  Attached
     The Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put."

When-Issued  Purchases
     Securities purchased on a when-issued basis and the securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets may vary. No new when-issued commitments will be made by a Fund if more than 50% of that Fund's net assets would become so committed.
     When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.

                             INVESTMENT  RESTRICTIONS
                             -----------------------

Fundamental  Investment  Restrictions
     The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

(1) The Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby), or domestic bank money market instruments.
(3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
(4) The Fund may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with its investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
(6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

Nonfundamental  Investment  Restrictions
    The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund may only engage in reverse repurchase agreements so long as, at the time it enters into a reverse repurchase agreement, the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings, do not exceed 33 1/3% of its total assets. The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of total assets.
(2) The Fund may not purchase common stocks, preferred stocks, warrants, or other equity securities.
(3) No more than 10% of the Fund's net assets may be invested in illiquid securities.
(4)  The  Fund  may  not  sell  securities  short.
(5)  The  Fund  may  not  write  or  purchase  put  or  call  options.

                        PURCHASE  AND  REDEMPTION  OF  SHARES
                        ---------------------------------

     Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.
     The Fund has filed a notice of election under rule 18f-1 with the Commission. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the nest assets value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.)
     Fund shares shall be distributed through third party brokers. See the prospectus for more details on purchases and redemptions.

                               DIVIDENDS  AND  TAXES
                               -------------------

     The Fund declares dividends daily and pays them monthly, based on its net investment income. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue or market discount or premium), less expenses. Realized and unrealized gains and losses are not included in net investment income. Net short-term capital gains will be distributed once each year, although the Fund may distribute them more frequently if necessary in order to maintain net asset value at $1.00 per share. Distributions of net capital gains, if any, are normally declared and paid by the Fund once a year; however, the Fund does not intend to make any such distributions from securities profits unless available loss carryovers, if any, have been used or have expired. As of September 30, 2000, the Fund had tax-loss carryforwards of $7,950.
     In 1999 the Fund did qualify and in 2000 the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code as amended. By so qualifying, the Fund will not be subject to federal income taxes, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains.
     Dividends and distributions are automatically reinvested at net asset value in additional shares. Shareholders may elect to have their dividends and distributions paid out monthly or quarterly in cash. The Fund's dividends of net investment income and dividends of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and may qualify for the corporate dividends-received deduction. Net long-term capital gain distributions, if any, will generally be included as long-term capital gain in the gross income of shareholders who are citizens or residents of the United States. Whether such realized securities gains and losses are long- or short-term depends on the period the securities are held by the Fund, not the period for which the shareholder holds shares of the Fund.
      The Fund will notify shareholders annually about the tax status of dividend and distributions paid by the Fund and the amount of dividends withheld, if any, during the previous year. Many states do not tax the portion of a Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.
     The Fund is required to withhold 31% of any dividends and any long-term capital gain dividends, paid if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided: (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting; or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount of dividends withheld. Shareholders exempt from backup withholding include: corporations; financial institutions; tax exempt organizations; individual retirement plans; the U.S., a state, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to backup withholding but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding should call or write the Fund for further information.

                               Valuation  of  Shares
                               -------------------

     The net asset value per share, the price at which shares are continuously issued and redeemed, is computed by dividing the value of the Fund's total assets, less its liabilities, by the total number of shares outstanding. The Fund's net asset value is determined every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time). The Funds do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
     The Fund's assets, including commitments to purchase securities on a when-issued basis, are valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. During periods of declining interest rates, the daily yield on shares of a Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its Fund instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate Fund value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

                              Calculation  of  Yield
                              --------------------

     From time to time, the Fund advertises "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" refers to the actual income generated by an investment in the Fund over a particular base period of time. The length and closing date of the base periods will be stated in the advertisement. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. A Fund's "effective yield" for a seven-day period is its annualized compounded average yield during the period, calculated according to the following formula:

              Effective  yield  =  [(base  period  return)  +  1]365/7  -  1

     From time to time, the Fund may provide, for a given period, quotations of dividend yield to shareholders or prospective investors. For the seven-day period ended September 30, 2000, the yield and effective yield were 6.58% and 6.80%, respectively.

                                   advertising
                                   -----------

     The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list Fund holdings or give examples or securities that may have been considered for inclusion in the Fund, whether held or not.
     The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, and The Wall Street Journal. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its Fund holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
     Calvert is the leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 2000). Calvert was also the first to offer a family of socially responsible mutual fund portfolios.

                              TRUSTEES  AND  OFFICERS
                              ---------------------


     The Fund's Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services.

Name                                                           Principal
Address & Date of Birth                                    Occupation(s)  During
                              Position with Fund                    Last 5 years

Richard L. Baird, Jr.              Trustee      Executive Vice President for the
DOB:  5/9/48                                    Family  Health  Council  Inc. in
                                                Pittsburgh, Pennsylvania, a non-
                                                profit corporation that provides
                                                family  planning  services,
                                                nutrition  maternal/child health
                                              care, and various health screening
                                                Services.
---------
Frank  H.  Blatz,  Jr.,  ESQ           Trustee      Partner  in  the law firm of
DOB:  10/29/35                                   Snevily, Ely, Williams & Blatz.
                                                Formerly  a partner with Abramd,
                                                Blatz,  Gran, Hendricks & Reina,
                                                P.A.
    --------------------------------------------------------------------------
Charles  E. Diehl                   Trustee         Self-employed consultant and
DOB:  10/13/22                                     Vice  President and Treasurer
                                              Emeritus  of the George Washington
                                                      University.  Retired  from
                                              University  Support Services, Inc.
                                                          of  Herndon, Virginia.
  --------------------------------------
Douglas  E. Feldman, M.D.           Trustee          Managing partner of Feldman
DOB:  05/23/48                                    Otolaryngology,  Head and Neck
                                                 Surgery  in Washington, D.C.  A
                                            graduate  of Harvard Medical School,
                                                   he  is Associate Professor of
                                                   Otolaryngology  Head and Neck
                                               Surgery  at Georgetown University
                                               and  George Washington University
                                              Medical  School, and past Chairman
                                           of  the Department of Otolaryngology,
                                        Head  and Neck Surgery at the Washington
                                            Hospital  Center.  He is included in
                                                   The  Best Doctors in America.
-------------------------------------------------------------------------
Peter  W. Gavian, CFA               Trustee       President of Corporate Finance
DOB:  12/08/32                               of  Washington, Inc., an investment
                                          banking  firm.  He is also a Chartered
                                            Financial  Analyst and an accredited
                                         senior  appraiser (business valuation).
     ------------------------------------------------
John  G. Guffey, Jr.                Trustee     Treasurer and Director of Silby,
DOB:  05/15/48                                  Guffey,  and Co., Inc. a venture
                                                capital  firm, and a director of
                                               Ariel  Funds and Groupserve, Inc.
     ---------------------------------------------------------------------------

Mr. Guffey has been advised that the Securities and Exchange Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or the Calvert Group and ceased operations in September, 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings that: (1) the Community Bankers Mutual Fund's prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment
Company Act of 1940 (the "Investment Company Act"); and (3) the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr.
Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds.

Name                                                           Principal
Address & Date of Birth                                    Occupation(s)  During
                              Position with Fund                    Last 5 years

*Barbara J. Krumsiek                Trustee   President, Chief Executive Officer
DOB:  08/09/52                               and Vice Chairman of Calvert Group,
                                             Ltd. Prior to joining Calvert Group
                                             in 1997, Ms. Krumsiek had served as
                                                 a Managing Director of Alliance
                                                         Fund Distributors, Inc.
--------------------------------------------------------------
M. Charito Kruvant                   Trustee       President and CEO of Creative
DOB:  12/08/45                                 Associates International, Inc., a
                                                  firm that specializes in human
                                              resources development, information
                                          management, public affairs and private
                                             enterprise development. Ms. Kruvant
                                                      is also director of Acacia
                                                            Federal Savings Bank
-----------------------------------
Arthur J. Pugh                       Trustee        Director of Calvert Variable
DOB:  09/24/37                                   Services, Inc., and serves as a
                                                      Director of Acacia Federal
                                                                   Savings Bank.
  -------------------------------------------
*David R. Rochat                     Trustee         Executive Vice President of
DOB:  10/07/37                                          Calvert Asset Management
                                                     Company, Inc., Director and
                                                 Secretary of Grady, Berwald and
                                                     Co., Inc., and Director and
                                           President of Chelsea Securities, Inc.
 ----------------------------------------
*D. Wayne Silby, Esq.                Trustee         President of Calvert Social
DOB:  7/20/48                                 Investment Fund. Mr. Silby is also
                                              Executive Chairman of Group Serve,
                                               Inc., an internet company focused
                                             on community building collaborative
                                            tools. He is an officer and director
                                               of Silby, Guffey & Co., Inc., and
                                            a director of Ameritas Acacia Mutual
                                                         Life Insurance Company.
--------
Reno J. Martini                      Officer            Director and Senior Vice
DOB:  1/13/50                                        President of Calvert Group,
                                                     Ltd., Senior Vice President
                                                    and Chief Investment Officer
                                                     of Calvert Asset Management
                                               Company, Inc. Mr. Martini is also
                                                     a Director and President of
                                                  Calvert-Sloan Advisers, L.L.C.
--------------------------------
Ronald M. Wolfsheimer, CPA           Officer           Senior Vice President and
DOB:  7/24/52                                         Chief Financial Officer of
                                                        Calvert Group, Ltd., and
                                                                 Fund Treasurer.
 -----------------------------------------------
William  M.  Tartikoff,  Esq.        Officer              Senior Vice President,
DOB:  8/12/47                                             Secretary, and General
                                                       Counsel of Calvert Group,
                                                                            Ltd.
     -----------------------------
Daniel  K.  Hayes                    Officer           Vice President of Calvert
DOB:  09/09/50                                         Asset Management Company,
                                                                            Inc.
      --------
Susan Walker  Bender,  Esq.          Officer           Associate General Counsel
 DOB:  1/29/59                                            of Calvert Group, Ltd.
--------------     -------     -------------------------------------------------

Ivy Wafford Duke,  Esq.              Officer           Associate General Counsel
DOB:  09/07/68                                      of Calvert Group, Ltd. Prior
                                               to joining Calvert Group in 1996,
                                           Ms. Duke had been an Associate in the
                                                  Investment Management Group of
                                             the Business and Finance Department
                                           at Drinker Biddle & Reath since 1993.
------------------------------
Victor Frye,  Esq.                   Officer      Counsel and Compliance Officer
DOB:  10/15/58                                   of Calvert Group, Ltd. Prior to
                                                  joining Calvert Group in 1999,
                                                  Mr. Frye, had been Counsel and
                                                       Manager of the Compliance
                                                Department at The Advisors Group
                                                                     since 1986.
--------------     -------     -------------------------------------------------
Hui  Ping  Ho,  CPA                  Officer         Assistant Treasurer of both
DOB:  07/06/68                               Calvert Group, Ltd., and the Funds.
 ---------------
Jennifer Streaks,  Esq.              Officer        Assistant General Counsel of
DOB: 08/02/71                                       Calvert Group, Ltd. Prior to
                                                  joining Calvert Group in 1999,
                                               Ms. Streaks had been a regulatory
                                                Analyst in the Market Regulation
                                                      Department of the National
                                               Association of Securities Dealers
                                          since 1997. Prior to this, Ms. Streaks
                                           had been a law clerk to the Honorable
                                             Maurice Foley at the U.S. Tax court
                                              for the year since graduating from
                                                Howard University School of Law,
                                                    where she was a student from
                                                                      1993-1996.
 ----------------------------
Michael V. Yuhas  Jr.,  CPA          Officer     Director of Fund Administration
DOB:  08/04/61                                           of Calvert Group, Ltd.,
                                                            and Fund Controller.
----------------------------


     The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and Officers of the fund as a group own less than 1% of the Fund's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
     Each of the Officers is also an Officer of Calvert-Sloan Advisers, L.L.C., each of the subsidiaries of Calvert Group, Ltd., and each of the other investment companies in the Calvert Group of Funds. Each of the above Trustees marked with a , is also a Trustee/Director of certain other investment companies in the Calvert Group of Funds.
     Trustees marked with a , above, serve on the Fund's Investment Policy Committee.
     The Audit Committee of the Board is composed Messrs. Pugh, Feldman, Baird, and Blatz and Ms. Kruvant.
     Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Group of Funds through the Trustees Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

                           Trustee  Compensation  Table
                                Fiscal  Year  2000
                               (unaudited  numbers)

Fiscal Year 2000 Aggregate Compensation Pension or Total Compensation (unaudited numbers) from Registrant Retirement Benefits from registrant
                  for Service as trustee    Accrued as part     and fund Complex
                                     of registrant Expenses*   paid to trustee**

Name  of  Trustee

Richard L. Baird, Jr.     $5,548                  $0                     $43,350
Frank H. Blatz, Jr.       $5,657              $5,657                     $51,500
Charles E. Diehl          $5,657                  $0                     $55,000
Douglas E. Feldman        $5,657                  $0                     $40,000
Peter W. Gavian           $5,657                  $0                     $40,000
John G. Guffey, Jr.       $5,548              $2,341                     $59,579
M. Charito Kruvant        $5,000              $3,048                     $50,500
Arthur J. Pugh            $5,657                  $0                     $55,000
D. Wayne Silby            $5,002                  $0                     $63,426

*Messrs. Blatz, Diehl, Gavian, Pugh, Guffey and Ms. Kruvant have chosen to defer a portion of their compensation. As of September 30, 2000, total deferred compensation, including dividends and capital appreciation, was $859,361.42, $821,617.21, $196,089.28, $299,578.50, $33,507.17 and $82,437.86, for each of them,  respectively.
**For the fiscal year ended September 30, 2000, the Fund Complex consists of eleven (11) registered investment companies.

                               INVESTMENT  ADVISOR
                               ------------------

     The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Life Insurance Company of Washington, D.C. ("Acacia"). Acacia is a subsidiary of Ameritas Acacia Mutual Holding Company.
     The Advisory Contract between the Fund and CAMCO will remain in effect until January 1, 2000, and from year to year thereafter, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund, or by the Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Advisory
Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment.
     Under the Advisory Contract, CAMCO manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Fund's Board of Trustees. For its services, CAMCO receives an annual fee, payable monthly, of 0.25% of the Fund's average daily net assets.
     CAMCO provides the Fund with investment supervision and management, office space, furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees who are affiliated persons of CAMCO. CAMCO may assume and pay certain Fund advertising and promotional expenses and reserves the right to compensate broker-dealers in consideration of their promotional or administrative services.
     The Fund pays all other expenses including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative services; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of Fund securities.
     The advisory fees accrued for the 1998, 1999 and 2000 fiscal years were $1,254,573, $1,482,590, and $1,451,553 respectively. During 1998, 1999, and 2000 fiscal years, CAMCO voluntarily waived fees or assumed expenses of $1,038,689, $816,535, and $505,926, respectively, which were not charged to the Fund.

                            ADMINISTRATIVE  SERVICES  AGENT

     Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports.
The administrative service fees paid to CASC by the Fund for the last three fiscal years ended September 30, 1998, 1999 and 2000 were $250,915, $296,518, and $290,311. No such fees were paid for any earlier periods. Administrative services fees are allocated as a class-level expense, based on net assets.

                    Transfer  and  Shareholder  Servicing  Agents
                    -----------------------------------------

     National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
     Calvert Shareholder Services, Inc. ("CSSI), a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.
     For these services, NFDS and CSSI receive a fee based on the number of shareholder accounts and transactions.

                        Personal  securities  transactions
                        --------------------------------

     The Fund, its Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that maybe purchased or held by the Fund. The Code of Ethics contains certain conditions such as pre-clearance and restrictions on use of material information.

                     Independent  accountants  and  Custodians
                     --------------------------------------

     Arthur Andersen, LLP has been selected by the Board of Trustees to serve as independent auditors for fiscal year 2000. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodian has no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

                             Method  of  Distribution
                             ----------------------

     Calvert Distributors, Inc. ("CDI"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the principal underwriter and distributor for the Fund. CDI is an affiliate of the Fund's Advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors. The Advisor and CDI, at their own expense, may incur costs or pay expenses associated with the distribution of the Fund's shares.

                             Portfolio  Transactions
                             ----------------------

     Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor makes investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Trustees.
     Broker-dealers who execute Fund transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, financial condition, subject to the Advisor's obligation to seek best execution. The Advisor may also consider sales of Fund shares as a factor in the selection of brokers, again, subject to best execution (i.e., the Fund will not "pay up" for such transactions).

     For the last three fiscal years, total brokerage commissions paid are as follows:

          1998          1999          2000
            $0            $0            $0

The Fund did not pay any brokerage commissions to affiliated persons during the last three fiscal years.

     While the Fund's Advisor select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. The Advisor may also consider sales of Fund shares made by the broker. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Group funds and managed accounts. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisor(s) of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.
If, in the judgment of the Advisor, the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Funds and managed accounts.

                               General  Information
                               -------------------

     The Fund is the only series of a Massachusetts business trust organized on March 16, 1982, under the name Calvert Cash Reserves. Until June 30, 1996, the Fund did business as Money Management Plus. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
     The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of the Fund you own.

               control  persons  and  principal  holders  of  securities
               ---------------------------------------------------

     As of January 4, 2001, the following shareholders owned of record 5% or more of the outstanding voting securities of the class of the Fund as shown:



     Leland  Stanford  Junior  University                         5.11%
     2770  Sand  Hill  Road
     Menlo  Park,  Ca  94025-7020


     Vulcan  Materials  Company                                   8.85%
     Treasury  Services
     PO  Box  385014
     Birmingham,  AL  35238-5014


     Winn  Dixie  Stores  Inc.                                    6.81%
     General  Ledger  Department
     Attention:  Paula  Probert
     PO  Box  B
     Jacksonville,  FL  32203-0297


     Lucky  Star  Foundation  Inc.                               16.20%
     C/O  Linda  Skewes
     1676  International  Drive
     Suite  501
     McLean,  VA  22102-4847

                                    APPENDIX
                                    --------

Commercial  Paper  Ratings
     Commercial paper rated A-1 by Standard & Poor's Corporation has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether an issuer's commercial paper is rated Al, A2, or A3.
     The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning rating are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of ten years; financial strength of a parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest question and preparations to meet such obligations.

INVESTMENT  ADVISOR
Calvert  Asset  Management  Company,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  Maryland  20814

Shareholder  Service                      TRANSFER  AGENT
Calvert  Shareholder  Services,  Inc.     National Financial Data Services, Inc.
4550  Montgomery  Avenue                  1004  Baltimore
Suite  1000N                              6th  Floor
Bethesda,  Maryland  20814                Kansas  City,  Missouri  64105

PRINCIPAL  UNDERWRITER                    INDEPENDENT  accountants
Calvert  Distributors,  Inc.              Arthur  Andersen  LLP
4550  Montgomery  Avenue                  1601  Market  Street
Suite  1000N                              Philadelphia,  PA  19103
Bethesda,  Maryland  20814

PART  C.  OTHER  INFORMATION

Item  23.  Exhibits

99.B1    Declaration  of  Trust  incorporated  by  reference  to  Registrant's
              Post-Effective  Amendment  No.  25,  January  31,  2000,
             accession  number  0000701219-00-000001.

99.B2    By-Laws  incorporated  by  reference  to  Registrant's  Post-Effective
             Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

99.B5    Investment  Advisory  Agreement  incorporated  by  reference  to
              Registrant's Post-Effective Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

99.B6    Underwriting  Agreement  incorporated  by  reference  to
              incorporated  by  reference  to  Registrant's  Post-Effective
             Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

99.B8   Custodian  Contract,  incorporated  by  reference  to Registrant's Post-
             Effective  Amendment  No.  13,  September 30, 1992, filed herewith.

99.B9   Transfer  Agency  Agreement  and  Service  Agreement  incorporated by reference to Registrant's Post-Effective Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

99.B9a Servicing Agreement incorporated by reference to Registrant's Post-Effective
             Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

99.B9b  Administrative  Services  Agreement  incorporated  by  reference  to incorporated by reference to Registrant's Post-Effective Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

99.B10  Opinion  and  Consent  of  Counsel  filed  herewith.

99.B11. Consent  of  Independent  Accountants  to use of Report filed herewith.

99.B17.b  Power  of Attorney Forms signed by each Director/Trustee, incorporated by reference to Registrant's Post-Effective Amendment No. 24, dated
             January  28,  1999,  accession  number  0000701219-99-000002.

99.B18  Code  of Ethics incorporated by reference to Registrant's Post-Effective
             Amendment No. 25, January 31, 2000, accession number 0000701219-00-000001.

Item  24.  Persons  Controlled  By  or  Under  Common  Control  With  Registrant

             Not  applicable.

Item  25.  Indemnification

         Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $5 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.

Item  26.  Business  and  Other  Connections  of  Investment  Adviser

                           Name  of  Company,  Principal
Name                       Business  and  Address                   Capacity

Barbara  J.  Krumsiek        Calvert  Variable  Series,  Inc.        Officer
                           Calvert  Municipal  Fund,  Inc.              and
                           Calvert  World  Values  Fund,  Inc.       Director

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for         Officer
                            Government  Income                       and
                           Calvert  Tax-Free  Reserves              Trustee
                           Calvert  Social  Investment  Fund
                           Calvert  Cash  Reserves
                           The  Calvert  Fund
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Asset  Management  Co.,  Inc.   Officer
                           Investment  Advisor                        and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company                          and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent                          and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company                        and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer                           and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert-Sloan  Advisers,  LLC            Director
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  New  World  Fund,  Inc.         Director
                           Investment  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           --------------

Ronald  M.  Wolfsheimer      First  Variable  Rate  Fund            Officer
                            for  Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           --------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company                         and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer                           and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

David  R.  Rochat            First  Variable  Rate  Fund               Officer
                            for  Government  Income                  and
                           Calvert  Tax-Free  Reserves              Trustee
                           Calvert  Cash  Reserves
                           The  Calvert  Fund

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Municipal  Fund,  Inc.           Officer
                           Investment  Company                      and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor                      and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Chelsea  Securities,  Inc.               Officer
                           Securities  Firm                         and
                           Post  Office  Box  93                     Director
                           Chelsea,  Vermont  05038
                           ---------------
                           Grady,  Berwald  &  Co.                   Officer
                           Holding  Company                         and
                           43A  South  Finley  Avenue                Director
                           Basking  Ridge,  NJ  07920
                           ---------------

Reno  J.  Martini            Calvert  Asset  Management  Co.,  Inc. Officer
                           Investment  Advisor                        and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           First  Variable  Rate  Fund               Officer
                            for  Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  New  World  Fund,  Inc.           Director
                           Investment  Company                      and
                           4550  Montgomery  Avenue                 Officer
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert-Sloan  Advisers,  LLC            Director
                           Investment  Advisor                      and
                           4550  Montgomery  Avenue                 Officer
                           Bethesda,  Maryland  20814
                           ---------------

Charles  T.  Nason    Ameritas  Acacia  Mutual  Holding  Company  Officer
                               Acacia  Life  Insurance             and
Director

                           Insurance  Companies
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Financial  Corporation           Officer
                           Holding  Company                         and
                           7315  Wisconsin  Avenue                  Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Federal  Savings  Bank            Director
                           Savings  Bank
                           7600-B  Leesburg  Pike
                           Falls  Church,  Virginia  22043
                           ---------------
                           Enterprise  Resources,  Inc.             Director
                           Business  Support  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Realty  Square,  L.L.C.           Director
                           Realty  Investments
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Gardner  Montgomery  Company             Director
                           Tax  Return  Preparation  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Director
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Director
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Director
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Shareholder  Services,  Inc.     Director
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Social  Investment  Fund         Trustee
                           Investment  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           -----------------
                           The  Advisors  Group,  Ltd.               Director
                           Broker-Dealer  and
                           Investment  Advisor
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Robert-John  H.  Sands

                           Ameritas Acacia Mutual Holding Company Officer Acacia Life Insurance

                           Acacia  National  Life  Insurance         Officer
                           Insurance  Company                       and
                           7315  Wisconsin  Avenue                  Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Acacia  Life  Insurance                  Officer
                           Insurance  Company
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Acacia  Financial  Corporation           Officer
                           Holding  Company                         and
                           7315  Wisconsin  Avenue                  Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Acacia  Federal  Savings  Bank            Officer
                           Savings  Bank
                           7600-B  Leesburg  Pike
                           Falls  Church,  Virginia  22043
                           ---------------
                           Enterprise  Resources,  Inc.             Director
                           Business  Support  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Realty  Square,  L.L.C.           Director
                           Realty  Investments
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           The  Advisors  Group,  Ltd.               Director
                           Broker-Dealer  and
                           Investment  Advisor
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Gardner  Montgomery  Company             Director
                           Tax  Return  Preparation  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Director
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Director
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management,  Co.,  Inc.    Director
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Shareholder  Services,  Inc.     Director
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

William  M.  Tartikoff       Acacia  National  Life  Insurance         Officer
                           Insurance  Company
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative                 Officer
                           Services  Company
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.  Inc.      Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Director
                           Broker-Dealer                           and
                           4550  Montgomery  Avenue                 Officer
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------

Susan  Walker  Bender        Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Ivy  Wafford  Duke           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Jennifer  Streaks           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814

                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------

                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Victor  Frye                Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           The  Advisors  Group,  Ltd.               Counsel
                           Broker-Dealer  and                             and
                           Investment  Advisor                     Compliance
                           7315  Wisconsin  Avenue                  Manager
                           Bethesda,  Maryland  20814
                           ---------------

                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Mike  Yuhus

                           First  Variable  Rate  Fund  for    Fund  Controller
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

Hui  Ping  Ho

                           First  Variable  Rate  Fund  for           Treasurer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

Daniel  K.  Hayes            Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------

John  Nichols               Calvert  Asset  Management               Officer
                           Company,  Inc.
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------

David  Leach                Calvert  Asset  Management               Officer
                           Company,  Inc.
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------

Matthew  D.  Gelfand         Calvert  Asset  Management               Officer
                           Company,  Inc.
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------
                           Strategic  Investment  Management        Officer
                           Investment  Advisor
                           1001  19th  Street  North
                           Arlington,  Virginia  20009
                           ------------------

Item  27.  Principal  Underwriters

         (a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves,
Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Calvert Variable Series, Inc. (formerly named Acacia Capital Corporation).

         (b)      Positions  of  Underwriter's  Officers  and  Directors

Name  and  Principal         Position(s)  with              Position(s)  with
Business  Address*           Underwriter                    Registrant

Barbara  J. Krumsiek       Director and President           President and
Trustee

Ronald  M.  Wolfsheimer    Director,  Senior  Vice          Treasurer
                           President and Chief Financial Officer

William  M.  Tartikoff     Director,  Senior  Vice          Vice President and
                           President  and  Secretary        Secretary

Craig  Cloyed              Senior  Vice  President          None

Karen  Becker              Vice  President,  Operations     None

Geoffrey  Ashton           Regional  Vice  President        None

Martin  Brown              Regional  Vice  President        None

Bill  Hairgrove            Regional  Vice  President        None

Anthony  Eames             Regional  Vice  President        None

Steve  Himber              Regional  Vice  President        None

Tanya  Williams            Regional  Vice  President        None

Ben  Ogbogu                Regional  Vice  President        None

Tom  Stanton               Regional  Vice  President        None

Christine  Teske           Regional  Vice  President        None

Jennifer  Streaks          Assistant  Secretary      Assistant  Secretary

Susan  Walker  Bender      Assistant  Secretary      Assistant  Secretary

Ivy  Wafford  Duke         Assistant  Secretary      Assistant  Secretary

Victor  Frye              Assistant  Secretary       Assistant  Secretary
                            and  Compliance  Officer

Mike  Yuhas               None                             Controller

Hui  Ping  Ho             None                             Treasurer

*4550  Montgomery  Avenue,  Bethesda,  Maryland  20814

         (c)      Inapplicable.


Item  28.  Location  of  Accounts  and  Records

         Ronald  M.  Wolfsheimer,  Treasurer
                     and
         William  M.  Tartikoff,  Assistant  Secretary

         4550  Montgomery  Avenue,  Suite  1000N
         Bethesda,  Maryland  20814


Item  29.  Management  Services

         Not  Applicable


Item  30.  Undertakings

         Not  Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 29th day of January, 2001.

CALVERT  CASH  RESERVES

         By:
         ________________**_________________
         Barbara  J.  Krumsiek
         President  and  Trustee


         SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                        Title                 Date


__________**____________      President  and                  1/29/2001
Barbara  J.  Krumsiek           Trustee  (Principal  Executive  Officer)


__________**____________      Principal  Accounting           1/29/2001
Ronald  M.  Wolfsheimer               Officer


__________**____________      Trustee                         1/29/2001
Richard  L.  Baird,  Jr.


__________**____________      Trustee                         1/29/2001
Frank  H.  Blatz,  Jr.,  Esq.


__________**____________      Trustee                         1/29/2001
Frederick  T.  Borts,  M.D.


__________**____________      Trustee                         1/29/2001
Charles  E.  Diehl


__________**____________      Trustee                         1/29/2001
Douglas  E.  Feldman


__________**____________      Trustee                         1/29/2001
Peter  W.  Gavian


__________**____________      Trustee                         1/29/2001
John  G.  Guffey,  Jr.


__________**____________      Trustee                         1/29/2001
M.  Charito  Kruvant


__________**____________      Trustee                         1/29/2001
Arthur  J.  Pugh


__________**____________      Trustee                         1/29/2001
David  R.  Rochat


__________**____________      Trustee                         1/29/2001
D.  Wayne  Silby


** Signed by Jennifer Streaks or Susan Walker Bender pursuant to power of attorney.
/s/  Jennifer  Streaks
/s/  Susan Walker Bender